Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 78.9%
Banking — 43.8%
$1,550,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series B-1, 144A****	$1,584,875	*(1)
80,100	BancorpSouth Bank, 5.50%, Series A	2,122,249	*(1)
	Bank of America Corporation:
$3,460,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	3,948,725	*(1)(2)
$1,800,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	2,100,870	*(1)(2)
$9,107,000	6.50% to 10/23/24 then 3ML + 4.174%, Series Z	10,290,910	*(1)(2)(3)
31,500	Bank of Hawaii Corporation, 4.375%, Series A	819,473	*(1)
	Capital One Financial Corporation:
43,163	5.00%, Series I	1,134,539	*(1)(2)
$2,750,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	2,856,563	*(1)
	Citigroup, Inc.:
$1,400,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	1,443,750	*(1)
$700,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	728,000	*(1)
$1,400,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	1,540,000	*(1)(2)
1,166,837	6.875% to 11/15/23 then 3ML + 4.13%, Series K	32,729,778	*(1)(2)
37,767	Citizens Financial Group, Inc., 6.35% to 04/06/24 then 3ML + 3.642%, Series D	1,079,570	*(1)(2)
	CoBank ACB:
38,100	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	4,219,575	*(1)(2)
3,450	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	360,525	*(1)
$550,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	625,625	*(1)
$2,670,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	2,957,025	*(1)
	Compeer Financial ACA:
$660,000	4.875% to 08/15/26 then T5Y + 4.095%, Series B-1, 144A****	673,200	*(1)
7,000	6.75% to 08/15/23 then 3ML + 4.58%, 144A****	7,560,000	*(1)
111,900	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	2,939,054	*(1)
91,000	Dime Community Bancshares, Inc., 5.50%, Series A	2,380,105	*(1)
	Fifth Third Bancorp:
158,194	6.00%, Series A	4,230,898	*(1)(2)
360,495	6.625% to 12/31/23 then 3ML + 3.71%, Series I	10,361,528	*(1)(2)
45,359	First Citizens BancShares, Inc., 5.375%, Series A	1,243,744	*(1)(2)
48,634	First Horizon Corporation, 6.50%, Series E	1,357,375	*(1)
52,000	First Republic Bank, 4.00%, Series M	1,289,860	*(1)
26,200	Fulton Financial Corporation, 5.125%, Series A	709,103	*(1)
	Goldman Sachs Group:
$775,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	833,125	*(1)
$1,650,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	1,809,225	*(1)(2)
505,628	6.375% to 05/10/24 then 3ML + 3.55%, Series K	14,524,164	*(1)(2)
99,200	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	2,814,800	*(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	HSBC Holdings PLC:
$4,458,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	$7,422,570	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
$940,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	1,008,150	*(1)
$2,725,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	3,232,558	*(1)
$3,200,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	3,312,232	*(1)(2)
	JPMorgan Chase & Company:
73,000	4.20%, Series MM	1,871,355	*(1)
$5,750,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	5,852,062	*(1)
$4,500,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	4,767,187	*(1)(2)
$10,700,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	11,370,088	*(1)(2)
$8,000,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	8,835,000	*(1)(2)
265,788	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	8,102,228	*(1)(2)
	Lloyds TSB Bank PLC:
$14,022,000	Lloyds Banking Group PLC, 6.657% to 05/21/37 then 3ML + 1.27%, 144A****	20,212,012	**(1)(2)(3)(5)
	M&T Bank Corporation:
$1,700,000	3.50% to 09/01/26 then T5Y + 2.679%	1,735,700	*(1)
$15,425,000	6.45% to 02/15/24 then 3ML + 3.61%, Series E	17,034,984	*(1)(2)
50,300	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	1,328,171	*(1)
	Morgan Stanley:
$1,500,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	1,578,750	*(1)(2)
251,971	5.85% to 04/15/27 then 3ML + 3.491%, Series K	7,533,933	*(1)(2)
674,994	6.875% to 01/15/24 then 3ML + 3.94%, Series F	18,975,296	*(1)(2)
121,675	7.125% to 10/15/23 then 3ML + 4.32%, Series E	3,494,506	*(1)(2)
549,300	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	16,069,772	*(1)(2)
157,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	4,209,955	*(1)
59,576	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	1,720,257	*(1)
$3,649,000	PNC Financial Services Group, Inc., 3ML + 3.678%, 3.8038%(4), Series O	3,667,138	*(1)(2)
	Regions Financial Corporation:
284,219	5.70% to 08/15/29 then 3ML + 3.148%, Series C	8,245,904	*(1)(2)
$1,825,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	2,053,673	*(1)
562,950	6.375% to 09/15/24 then 3ML + 3.536%, Series B	16,371,993	*(1)(2)
150,000	Signature Bank, 5.00%, Series A	3,910,500	*(1)
23,596	Sterling Bancorp, 6.50%, Series A	617,944	*(1)
	SVB Financial Group:
$1,900,000	4.00% to 05/15/26 then T5Y + 3.202%, Series C	1,973,625	*(1)
$875,000	4.10% to 02/15/31 then T10Y + 3.064%, Series B	910,000	*(1)
130,000	Synchrony Financial, 5.625%, Series A	3,462,550	*(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
215,094	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	$5,963,696	*(1)(2)(3)
83,500	Texas Capital Bancshares Inc., 5.75%, Series B	2,209,827	*(1)
48,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	1,291,800	*(1)
	Truist Financial Corporation:
6,992	4.75%, Series R	184,135	*(1)
$2,725,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	3,008,972	*(1)
$1,360,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	1,567,400	*(1)
45,126	Valley National Bancorp, 6.25% to 06/30/25 then 3ML + 3.85%, Series A	1,370,251	*(1)(2)
55,000	Washington Federal, Inc., 4.875%, Series A	1,441,825	*(1)
	Wells Fargo & Company:
123,000	4.25%, Series DD	3,097,140	*(1)
94,000	4.70%, Series AA	2,424,730	*(1)
759	7.50%, Series L	1,133,553	*(1)
$2,125,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	2,206,632	*(1)
145,217	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	3,903,985	*(1)(2)
113,500	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	3,221,993	*(1)
109,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	3,146,285	*(1)
	Zions Bancorporation:
10,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	274,998	*(1)
$10,000,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	10,936,000	*(1)(2)
		361,531,548
Financial Services — 3.3%
$1,840,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	1,997,946	(2)(5)
$4,355,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	4,563,866	**(2)(3)(5)
	Ally Financial, Inc.:
$3,230,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	3,409,669	*(1)
$2,150,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	2,244,062	*(1)
$1,850,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%	1,885,381	*(1)
35,800	Carlyle Finance LLC, 4.625% 05/15/61	923,103
$2,000,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	2,249,500	*(1)
	General Motors Financial Company:
$1,875,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	2,156,250	*(1)
$1,420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	1,560,111	*(1)
$2,500,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	2,843,750	*(1)(2)
	Stifel Financial Corp.:
52,000	4.50%, Series D	1,339,260	*(1)
68,000	6.25%, Series B	1,873,740	*(1)(2)
		27,046,638

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Insurance — 17.7%
2,650	AEGON Funding Company LLC, 5.10% 12/15/49	$71,722	(5)
155,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	4,271,025	*(1)(2)
$5,340,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	7,965,918	(2)(3)
26,700	Arch Capital Group, Ltd., 5.45%, Series F	706,442	**(1)(2)(5)
29,722	Assurant, Inc., 5.25% 01/15/61	813,940
	Athene Holding Ltd.:
66,800	4.875%, Series D	1,745,818	**(1)(5)
280,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	8,339,800	**(1)(2)(5)
73,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	2,081,595	**(1)(5)
$6,550,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	9,211,691	**(1)(2)(3)(5)
$2,045,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	2,184,723	(2)(3)(5)
38,900	CNO Financial Group, Inc., 5.125% 11/25/60	1,049,716
353,663	Delphi Financial Group, 3ML + 3.19%, 3.3148%(4), 05/15/37	7,869,002	(2)(3)
	Enstar Group Ltd.:
141,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	4,206,383	(1)(2)(5)
$1,300,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	1,385,467	(5)
$385,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	419,650	*(1)
$754,000	Everest Reinsurance Holdings, 3ML + 2.385%, 2.5098%(4), 05/15/37	716,893	(2)(3)
$3,690,000	Global Atlantic Fin Company, 4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	3,785,206
$2,325,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, 144A****	2,411,096	*
	Liberty Mutual Group:
$20,983,000	7.80% 03/15/37, 144A****	28,329,311	(2)(3)
$2,190,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	2,247,138
	MetLife, Inc.:
$17,200,000	9.25% 04/08/38, 144A****	26,340,730	(2)(3)
$3,759,000	10.75% 08/01/39	6,660,204	(2)(3)
	RenaissanceRe Holdings Ltd.:
77,700	4.20%, Series G	1,980,184	(1)(5)
13,810	5.75%, Series F	370,299	(1)(2)(5)
	SBL Holdings, Inc.:
$3,500,000	6.50% to 11/13/26 then T5Y + 5.62%, 144A****	3,473,750	*(1)
$3,050,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	3,091,937	*(1)(2)
	Unum Group:
$9,836,000	Provident Financing Trust I, 7.405% 03/15/38	11,930,268	(2)
77,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	2,286,322	*(1)(2)
		145,946,230

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Utilities — 4.1%
124,932	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	$3,513,400	(2)(5)
$2,100,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	2,222,062	*(1)(2)
	Commonwealth Edison:
$2,545,000	COMED Financing III, 6.35% 03/15/33	3,149,093	(2)
$1,850,000	Edison International, 5.375% to 03/15/26 then T5Y + 4.698%, Series A	1,889,313	*(1)
$6,830,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	8,116,294	(2)(3)(5)
121,452	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	3,213,620	(2)(3)
	NiSource, Inc.:
$1,000,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	1,048,750	*(1)(2)(3)
91,800	6.50% to 03/15/24 then T5Y + 3.632%, Series B	2,531,155	*(1)(2)
$3,200,000	Sempra Energy, 4.875% to 10/15/25 then T5Y + 4.55%, Series C	3,482,880	*(1)
	Southern California Edison:
417	SCE Trust II, 5.10%, Series G	10,482	*(1)
52,512	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,341,944	*(1)(2)
$1,400,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	1,419,515	*(1)(2)(3)
$2,175,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	2,229,593
		34,168,101
Energy — 6.8%
	DCP Midstream LP:
$3,500,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	3,386,250	(1)(2)
11,900	7.875% to 06/15/23 then 3ML + 4.919%, Series B	296,489	(1)
$9,780,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	9,090,314	(2)(3)
	Enbridge, Inc.:
$900,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	1,018,350	(5)
$3,500,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	3,879,138	(2)(3)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
$3,840,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	3,946,099	(1)
274,236	7.375% to 05/15/23 then 3ML + 4.53%, Series C	6,802,424	(1)(2)(3)
528,982	7.60% to 05/15/24 then 3ML + 5.161%, Series E	13,274,803	(1)(2)(3)
4,800	7.625% to 08/15/23 then 3ML + 4.738%, Series D	121,032	(1)
$2,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	2,822,357	(2)(3)
$4,990,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	5,120,988	(1)(2)(3)
105,773	NuStar Logistics LP, 3ML + 6.734%, 6.8601%(4), 01/15/43	2,678,172	(2)(3)
$3,700,000	Transcanada Pipelines, Ltd., 5.50% to 09/15/29 then SOFRRATE + 4.416%, 09/15/79	4,120,875	(2)(5)
		56,557,291

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Communication — 0.3%
$2,300,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	$2,843,562	(2)(5)
		2,843,562
Real Estate Investment Trust (REIT) — 1.1%
10,685	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	276,047	(1)
70,000	Arbor Realty Trust, Inc., 6.375%, Series D	1,791,650	(1)
134,900	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	3,646,347	(1)
70,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFRRATE + 6.13%, Series F	1,702,400	(1)
65,100	TPG RE Finance Trust, Inc., 6.25%, Series C	1,610,900	(1)
		9,027,344
Miscellaneous Industries — 1.8%
$1,025,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	1,066,110	(2)(3)
	Land O’ Lakes, Inc.:
$725,000	7.25%, Series B, 144A****	784,145	*(1)
$11,700,000	8.00%, Series A, 144A****	12,699,297	*(1)(2)
		14,549,552
	Total Preferred Stock & Hybrid Preferred Securities (Cost $585,981,980)	651,670,266

Contingent Capital Securities†—18.0%
Banking — 15.9%
$1,738,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	2,039,847	(1)(2)(5)
	Banco Bilbao Vizcaya Argentaria SA:
$7,000,000	6.125% to 11/16/27 then SW5 + 3.87%	7,660,660	(1)(2)(5)
$2,200,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	2,413,224	(1)(5)
	Banco Mercantil del Norte SA:
$1,148,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	1,301,138	(1)(5)
$1,660,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	1,883,386	(1)(5)
$12,800,000	Banco Santander SA, 4.75% to 05/12/27 then T5Y + 3.753%, 144A****	13,127,680	(1)(5)
	Barclays Bank PLC:
$1,075,000	4.375% to 09/15/28 then T5Y + 3.41%	1,091,448	(1)(5)
$2,270,000	6.125% to 06/15/26 then T5Y + 5.867%	2,532,480	(1)(5)
$970,000	7.75% to 09/15/23 then SW5 + 4.842%	1,063,362	(1)(2)(5)
$8,378,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	8,660,221	(1)(2)(5)
$5,200,000	8.00% to 06/15/24 then T5Y + 5.672%	5,911,750	(1)(2)(5)
$1,500,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	1,654,665	(2)(3)(5)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
	BNP Paribas:
$1,125,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	$1,172,970	(1)(5)
$1,300,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	1,564,816	(1)(2)(5)
$11,200,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	13,086,584	(1)(2)(5)
$915,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%, 144A****	1,030,346	(1)(2)(3)(5)
	Credit Suisse Group AG:
$650,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	670,410	(1)(5)
$3,400,000	6.375% to 08/21/26 then T5Y + 4.828%, 144A****	3,763,392	(1)(2)(5)
$2,500,000	7.25% to 09/12/25 then ISDA5 + 4.332%, 144A****	2,806,625	(1)(2)(5)
$2,600,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	2,809,300	(1)(2)(5)
	HSBC Holdings PLC:
$1,000,000	6.00% to 05/22/27 then ISDA5 + 3.746%	1,102,500	(1)(2)(5)
$9,025,000	6.50% to 03/23/28 then ISDA5 + 3.606%	10,279,701	(1)(2)(3)(5)
$1,000,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	1,157,498	(1)(2)(5)
$1,700,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	1,880,141	(1)(2)(5)
$950,000	Natwest Group PLC, 4.60% to 12/28/31 then T5Y + 3.10%	972,610	(1)(5)
	Societe Generale SA:
$2,300,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	2,390,574	(1)(5)
$2,300,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	2,496,949	(1)(5)
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	341,814	(1)(5)
$8,200,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	8,226,609	(1)(5)
$5,000,000	8.00% to 09/29/25 then ISDA5 + 5.873%, 144A****	5,909,875	(1)(2)(3)(5)
	Standard Chartered PLC:
$1,100,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	1,122,688	(1)(5)
$6,615,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	6,863,062	(1)(2)(5)
$4,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	4,341,960	(1)(2)(3)(5)
	UBS Group AG:
$1,550,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	1,590,688	(1)(5)
$5,700,000	UBS Group Funding Switzerland AG, 7.00% to 01/31/24 then SW5 + 4.344%, 144A****	6,252,814	(1)(2)(5)
		131,173,787
Financial Services — 0.1%
$800,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	838,000	(1)(5)
		838,000
Insurance — 2.0%
	QBE Insurance Group Ltd.:
$1,550,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	1,715,307	(1)(5)
$12,960,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	14,547,600	(2)(3)(5)
		16,262,907
	Total Contingent Capital Securities (Cost $136,563,178)	148,274,694

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

Shares/$ Par		Value
Corporate Debt Securities§—0.9%
Banking — 0.5%
$1,500,000	Texas Capital Bancshares Inc., 4.00% to 05/06/26 then T5Y + 3.15%, 05/06/31, Sub Notes	$1,569,624
86,689	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	2,393,388	(2)
		3,963,012
Communication — 0.4%
	Qwest Corporation:
54,050	6.50% 09/01/56	1,370,438
82,550	6.75% 06/15/57	2,207,701	(2)
		3,578,139
	Total Corporate Debt Securities (Cost $6,946,296)	7,541,151

Money Market Fund—1.3%
	BlackRock Liquidity Funds:
10,331,383	T-Fund, Institutional Class	10,331,383

	Total Money Market Fund (Cost $10,331,383)	10,331,383

Total Investments (Cost $739,822,837***)	99.1%	817,817,494

Other Assets and Liabilities, excluding Loan Payable (net)	0.9%	7,838,870

Total Managed Assets	100.0%‡	$825,656,364

Loan Principal Balance		(272,800,000)

Total Net Assets Available To Common Stock		$552,856,364

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2021 (Unaudited)

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2021, these securities amounted to $260,438,514 or 31.5% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $591,872,836 at August 31, 2021.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $212,518,688 at August 31, 2021.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y—Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2020 through August 31, 2021 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.51
INVESTMENT OPERATIONS:
Net investment income	1.38
Net realized and unrealized gain/(loss) on investments	1.26
Total from investment operations	2.64
FINANCING OPERATIONS:
Premium from shelf offering, net of offering cost	0.07
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.47)
Total distributions to Common Stock Shareholders	(1.47)
Net asset value, end of period	$27.75
Market value, end of period	$29.25
Common Stock shares outstanding, end of period	19,925,355
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.79	%*
Operating expenses including interest expense	1.50	%*
Operating expenses excluding interest expense	1.04	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	10	%**
Total managed assets, end of period (in 000’s)	$825,656
Ratio of operating expenses including interest expense to average total managed assets	1.00	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.70	%*

(1)These tables summarize the nine months ended August 31, 2021 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2020.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2020	$0.1650	$26.91	$29.06	$27.61
January 29, 2021	0.1650	26.73	28.59	27.16
February 26, 2021	0.1650	26.35	28.70	27.26
March 31, 2021	0.1650	26.69	30.12	28.61
April 30, 2021	0.1650	27.13	30.36	28.84
May 28, 2021	0.1617	27.30	29.45	27.98
June 30, 2021	0.1617	27.70	29.28	27.82
July 30, 2021	0.1617	27.76	29.76	28.27
August 31, 2021	0.1617	27.75	29.25	27.79

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2021, the aggregate cost of securities for federal income tax purposes was $745,215,513, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $79,817,341 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,215,360.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:

	Total Value at August 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$361,531,548	$236,323,884	$125,207,664	$—
Financial Services	27,046,638	11,349,945	15,696,693	—
Insurance	145,946,230	30,170,384	115,775,846	—
Utilities	34,168,101	13,737,949	20,430,152	—
Energy	56,557,291	27,119,019	29,438,272	—
Communication	2,843,562	2,843,562	—	—
Real Estate Investment Trust (REIT)	9,027,344	7,324,944	1,702,400	—
Miscellaneous Industries	14,549,552	—	14,549,552	—
Contingent Capital Securities
Banking	131,173,787	15,191,738	115,982,049	—
Financial Services	838,000	—	838,000	—
Insurance	16,262,907	—	16,262,907	—
Corporate Debt Securities
Banking	3,963,012	2,393,388	1,569,624	—
Communication	3,578,139	3,578,139	—	—
Money Market Fund	10,331,383	10,331,383	—	—
Total Investments	$817,817,494	$360,364,335	$457,453,159	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.